Restrictions On Cash Due From Banks	12 Months Ended
Dec. 31, 2015
Restricted Cash and Investments [Abstract]
Restrictions On Cash Due From Banks
RESTRICTIONS ON CASH AND DUE FROM BANKS

City National is required to maintain an average reserve balance with the Federal Reserve Bank of Richmond to compensate for services provided by the Federal Reserve and to meet statutory required reserves for demand deposits. The average amount of the reserve balance for the year ended December 31, 2015 was approximately $18.5 million.